Leases - Narrative (Details)	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Operating lease, weighted average remaining lease term	2 years 9 months 3 days
Operating lease, weighted average discount rate, percent	7.52%
Minimum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, term of contract	1 year
Maximum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, term of contract	7 years